Loss Per Common Share	6 Months Ended
Jun. 30, 2020
Northsea Alpha Vessel [Member]
Loss Per Common Share
9.	Loss per Common Share:

	Six Months Ended June 30,
	2019	2020
Net loss available to common stockholders	$(3,937)	$(2,403)

Weighted average number of common shares, basic and diluted	21,072,472	21,455,291

Loss per common share, basic and diluted	$(0.19)	$(0.11)

The weighted average number of common shares, basic and diluted, for the six months ended June 30, 2020, includes shares that were issued subsequent to June 30, 2020 as discussed in Note 14 of these unaudited interim consolidated financial statements. According to the guidance of ASC 260-10-45-13, Contingently issuable shares shall be considered outstanding common shares and included in the computation of basic EPS/LPS as of the date that all necessary conditions have been satisfied (in essence, when issuance of the shares is no longer contingent), even if the shares have not been physically issued. In this respect, such shares have no effect in the calculation of diluted Loss per Share for the period. Due to the fact that the Company is experiencing losses, basic and diluted LPS is equal, since including any additional shares would have an anti-dilutive effect.